BBH TRUST

BBH MONEY MARKET FUND
REGULAR SHARES (“BBMXX”)
INSTITUTIONAL SHARES (“BBSXX”)

SUPPLEMENT DATED MAY 12, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 29, 2013

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

The trustee and officer table, presented in the “Management” section of the SAI beginning on page 8 and ending on page 12, is hereby deleted in its entirety and replaced with the following:

Name and Birth Date	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Directorships held by Trustee During Past 5 Years
Independent Trustees
H. Whitney Wagner Birth Date: March 3, 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	6	None.
David P. Feldman Birth Date: November 16, 1939	Trustee	Since 2007 1992-2007 with the Predecessor Trust	Retired.	6	Director of Dreyfus Mutual Funds (42 Funds).
Andrew S. Frazier Birth Date: April 8, 1948	Trustee	Since 2010	Consultant to Western World Insurance Group, Inc. (“WWIG”) (January 2010 to January 2012); CEO of WWIG (1992-2009).	6	Director of WWIG.
Mark M. Collins Birth Date: November 8, 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment advisor.	6	Chairman of Dillon Trust Company.
Interested Trustees
Susan C. Livingston+ 50 Post Office Square Boston, MA 02110 Birth Date: February 18, 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co., Director of BBH Luxembourg S.C.A. (since 1992); Director of BBH Trust Company (Cayman) Ltd. (2007 to April 2011); and BBH Investor Services (London) Ltd (2001 to April 2011).	6	None
John A. Gehret+ 140 Broadway New York, NY 10005 Birth Date: April 11, 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present); General Partner of BBH&Co. (1998 to 2011); President and Principal Executive Officer of the Trust (2008-2011).	6	None

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Radford W. Klotz 140 Broadway New York, NY 10005 Birth Date: December 1, 1955	President and Principal Executive Officer	Since 2011	Partner of BBH&Co. since 1995; joined BBH&Co. in 1977.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Mark B. Nixon 140 Broadway New York, NY 10005 Birth Date: January 14, 1963	Assistant Secretary	Since 2007 2006-2007 with the Predecessor Trust	Vice President of BBH&Co. since 2006.
Mark A. Egert 140 Broadway New York, NY 10005 Birth Date: May 25, 1962	Chief Compliance Officer (“CCO”); and Anti-Money Laundering Officer	Since 2011 Since 2014	Senior Vice President of BBH&Co. since June 2011; Partner at Crowell & Moring LLP (April 2010 to May 2011); and CCO of Cowen and Company (January 2005 to April 2010).
Suzan Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Alexander Tikonoff 50 Post Office Square Boston, MA 02110 Birth Date: December 23, 1974	Assistant Secretary	Since 2009	Vice President and Investor Services Counsel, BBH&Co. since 2012; joined BBH&Co. in 2000.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009; Finance and Accounting Consultant at The Siegfried Group (2007-2009).

#
All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Messrs. Wagner and Feldman  previously served on the Board of Trustees of the Predecessor Trust.

+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH&Co., respectively.
^	The Fund Complex consists of the Trust, which has six series, and each is counted as one “Portfolio” for purposes of this table.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE